Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,324	$ 2,608
Derivative financial instrument, Fair value	(100)	(18)
Net Investment Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,154	1,249
Derivative financial instrument, Fair value	(67)	2
Equity forwards on third party shares [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	74	111
Derivative financial instrument, Fair value	1	2
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,000	1,126
Derivative financial instrument, Fair value	(35)	(8)
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	96	122
Derivative financial instrument, Fair value	$ 1	$ (14)